Leases (Details) - Schedule of supplemental cash flow information - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$ 2,018	$ 1,609	$ 2,273	$ 2,247
Operating cash flows for finance leases	19	16
Financing cash flows for finance leases	187	155	230	164
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	1,632			15,471
Finance leases		$ 30	$ 139	$ 232
Weighted average remaining lease term:
Operating leases (in years)	8 years	10 years	9 years	10 years
Finance leases (in years)	1 year	2 years	2 years	3 years
Weighted average discount rates:
Operating leases	11.00%	11.80%	11.80%	11.80%
Finance leases	5.40%	3.50%	5.10%	3.30%